SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer	$ (2,200)	$ (1,221)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Trade receivables, maximum commitment	$ 1,200	1,200
Term of program (in years)	3 years
Receivables sold to buyer as security	$ 2,679	2,130
Short-term borrowings from buyer	(800)	(650)	$ (650)
Overcollateralization	$ 1,879	$ 1,480